SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule of Property and Equipment
Furniture and fixtures	3 to 7 years
Equipment	7 to 10 years
Leasehold Improvements	7 years

Furniture and fixtures	3 to 7 years
Equipment	7 to 10 years
Leasehold Improvements	7 years

Schedule of Income Taxes
	March 31, 2021	December 31, 2020
Deferred Tax Asset	$1,237,433	$908,053
Valuation Allowance	(1,237,433)	(908,053)
Deferred Tax Asset (Net)	$-	$-

	March 31, 2021	December 31, 2020
Deferred Tax Asset	$1,237,433	$908,053
Valuation Allowance	(1,237,433)	(908,053)
Deferred Tax Asset (Net)	$-	$-